Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Description of Business and Organization [Abstract]
Schedule of fair values of derivative instruments
(amount in absolute value)	Active Market for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Carrying Value
Cash, cash equivalents and restricted cash	$35,339,577	-	-	$35,339,577
Financial assets available for sale	-	-	94,648	94,648
Trade accounts receivable	16,736,495	-	-	16,736,495
Notes receivable	-	-	-	-
Other receivable	5,764,660	-	-	5,764,660
Accounts payable	27,331,381	-	-	27,331,381
Notes payable	-	34,189,022	-	34,189,022
Other payable	2,268,967	-	-	2,268,967
Long-term loan payable	-	1,957,956	-	1,957,956

Total	$87,441,080	36,146,978	94,648	$123,682,706

Schedule of revenue by major source in each segment
	2022	2021	2020
For the year ended March 31,
Retail drugstores
Prescription drugs	$28,503,283	$27,162,968	$26,045,423
OTC drugs	35,658,864	30,524,057	31,532,248
Nutritional supplements	9,664,071	6,863,559	6,013,622
TCM	5,353,900	4,560,968	5,325,008
Sundry products	1,544,639	1,379,917	1,312,293
Medical devices	3,503,735	5,607,506	3,852,643
Total retail revenue	$84,228,492	$76,098,975	$74,081,237
Online pharmacy
Prescription drugs	$10,331,652	$8,243,099	$1,447,469
OTC drugs	11,473,177	7,559,585	5,721,638
Nutritional supplements	2,014,011	956,013	742,809
TCM	315,231	295,410	266,638
Sundry products	2,271,009	1,967,174	2,082,601
Medical devices	3,814,284	3,464,638	3,280,060
Total online revenue	$30,219,364	$22,485,919	$13,541,215
Drug wholesale
Prescription drugs	$41,116,991	$27,477,087	$24,857,708
OTC drugs	7,903,824	6,242,630	4,196,841
Nutritional supplements	424,210	151,657	205,881
TCM	241,828	218,758	314,769
Sundry products	93,338	28,377	43,854
Medical devices	164,508	431,230	86,184
Total wholesale revenue	$49,944,699	$34,549,739	$29,705,237
Total revenue	$164,392,555	$133,134,633	$117,327,689

Schedule of receivables and contract liabilities from contracts with customers
	March 31, 2022	March 31, 2021
Trade receivable(included in accounts receivable, net)	$16,736,495	$13,423,728
Contract liabilities (included in accrued expenses)	2,036,406	1,470,217

Schedule of reconciliation of cash equivalents and restricted cash
	March 31, 2022	March 31, 2021
Cash and cash equivalents	$18,458,575	$22,045,628
Restricted cash	16,881,002	12,627,016
Cash, cash equivalents and restricted cash	$35,339,577	$34,672,644

Schedule of estimates future expected losses on accounts receivable and other receivables
	For the year end March 31, 2022
	Account receivable	Other receivables	Total
Allowance for credit losses as of March 31, 2021	$2,880,513	493,464	$3,373,977
Credit loss expense*	(401,865)	1,431,423	1,029,558
Ending allowance for credit losses	$2,478,648	1,924,887	$4,403,535

Schedule of estimated useful lives of property and equipment
Estimated Useful Life
Leasehold improvements	3-10 years
Motor vehicles	3-5 years
Office equipment & furniture	3-5 years
Buildings	35 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Land use rights	50 years
Software	3 years
license	Infinite